Segment Reporting - Revenues by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues from equipment sales	€ 1,538	€ 1,560	€ 1,378
Total revenues from services	17,379	18,264	17,655
Total revenues on construction contracts	23	4	(8)
Total revenues by operating segment	18,940	19,828	19,025
Third-party [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,538	1,560	1,378
Total revenues from services	17,379	18,264	17,655
Total revenues on construction contracts	23	4	(8)
Total revenues by operating segment	18,940	19,828	19,025
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,358	1,350	1,136
Total revenues from services	13,650	14,000	13,878
Total revenues on construction contracts	23	4	(8)
Total revenues by operating segment	15,031	15,354	15,006
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	180	211	232
Total revenues from services	3,763	4,291	3,815
Total revenues by operating segment	3,943	4,502	4,047
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales			11
Total revenues by operating segment			11
Operating segments [member] | Third-party [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,358	1,350	1,136
Total revenues from services	13,617	13,974	13,843
Total revenues on construction contracts	23	4	(8)
Total revenues by operating segment	14,998	15,328	14,971
Operating segments [member] | Third-party [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	180	210	232
Total revenues from services	3,762	4,290	3,812
Total revenues by operating segment	3,942	4,500	4,044
Operating segments [member] | Third-party [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales			10
Total revenues by operating segment			10
Operating segments [member] | Intragroup [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from services	33	26	35
Total revenues by operating segment	33	26	35
Operating segments [member] | Intragroup [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		1
Total revenues from services	1	1	3
Total revenues by operating segment	1	2	3
Operating segments [member] | Intragroup [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales			1
Total revenues by operating segment			1
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		(1)	(1)
Total revenues from services	(34)	(27)	(38)
Total revenues by operating segment	(34)	(28)	(39)
Adjustments and eliminations [member] | Intragroup [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		(1)	(1)
Total revenues from services	(34)	(27)	(38)
Total revenues by operating segment	€ (34)	€ (28)	€ (39)